SIGNIFICANT ACCOUNTING POLICIES - Interests in Joint venture (Details)		1 Months Ended	12 Months Ended	26 Months Ended
	May 19, 2025	Apr. 30, 2023	Dec. 31, 2025	May 19, 2025
Openxpand
SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture (in percentage)	51.00%		51.00%
Openxpand
SIGNIFICANT ACCOUNTING POLICIES
Proportion of ownership interest			51.00%	100.00%
Percentage of interest transferred	49.00%
OPH
SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture (in percentage)		50.00%